i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3%
	ADVERTISING & MARKETING - 0.7%
95,036	Omnicom Group, Inc.	$ 6,847,344

	APPAREL & TEXTILE PRODUCTS - 2.3%
42,778	Oxford Industries, Inc.	1,633,264
196,563	Puma S.E.	4,184,651
185,741	PVH Corporation(a)	13,637,105
205,363	Unifi, Inc.(b)	932,348
		20,387,368
	ASSET MANAGEMENT - 0.7%
129,749	Federated Hermes, Inc.(a)	6,431,658

	AUTOMOTIVE - 2.2%
783,600	American Axle & Manufacturing Holdings, Inc.(b)	3,487,020
432,018	Goodyear Tire & Rubber Company (The)(b)	4,441,145
46,347	Linamar Corporation	2,241,086
136,673	Phinia, Inc.	6,929,321
25,450	Visteon Corporation(b)	2,828,768
		19,927,340
	BANKING - 2.9%
525,883	First Foundation, Inc.(a),(b)	2,561,050
69,852	M&T Bank Corporation(a)	13,181,073
94,486	Popular, Inc.	10,826,206
		26,568,329
	BIOTECH & PHARMA - 4.4%
355,122	Avadel Pharmaceuticals PLC(b)	3,732,332
34,359	Halozyme Therapeutics, Inc.(b)	2,060,509
192,381	Hikma Pharmaceuticals PLC(c)	4,989,914
4,463,009	Iovance Biotherapeutics, Inc.(a),(b)	11,469,933
226,837	Lexaria Bioscience Corporation(b)	204,153
2,061,363	Viatris, Inc.(a)	18,016,313
		40,473,154
	CHEMICALS - 3.8%
363,591	American Vanguard Corporation(b)	1,403,461
33,811	Ashland, Inc.	1,743,295

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3% (Continued)
	CHEMICALS - 3.8% (Continued)
101,020	Eastman Chemical Company	$ 7,335,062
476,377	Ecovyst, Inc.(b)	4,101,606
932,159	Mativ Holdings, Inc.(a)	6,170,893
138,087	Olin Corporation	2,615,368
243,207	Orion S.A.	2,359,108
48,133	Quaker Chemical Corporation	5,507,378
1,048,074	Tronox Holdings PLC, Class A	3,343,356
		34,579,527
	COMMERCIAL SUPPORT SERVICES - 3.6%
118,304	ABM Industries, Inc.	5,457,364
202,281	CoreCivic, Inc.(b)	4,053,711
212,212	Forrester Research, Inc.(b)	2,066,945
78,147	Heidrick & Struggles International, Inc.(a)	3,479,886
93,506	ISS A/S(c)	2,693,531
850,366	Legalzoom.com, Inc.(b)	7,644,790
479,387	Prosegur Cia de Seguridad S.A.(c)	1,423,163
523,935	Resources Connection, Inc.(a)	2,651,111
220,995	TrueBlue, Inc.(b)	1,595,584
234,363	Vestis Corporation	1,420,240
		32,486,325
	CONSUMER SERVICES - 0.8%
632,212	Coursera, Inc.(a),(b)	7,991,160

	CONTAINERS & PACKAGING - 4.8%
71,879	Gerresheimer A.G.(c)	3,560,300
436,127	Myers Industries, Inc.(a)	6,389,261
281,533	Sealed Air Corporation(a)	8,240,471
575,299	Sonoco Products Company(a)	25,928,726
		44,118,758
	E-COMMERCE DISCRETIONARY - 0.0%(d)
57,829	PetMed Express, Inc.(b)	180,426

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3% (Continued)
	ELECTRIC UTILITIES - 0.6%
101,376	Black Hills Corporation	$ 5,857,505

	ELECTRICAL EQUIPMENT - 3.3%
56,587	Generac Holdings, Inc.(b)	11,016,923
557,257	Sensata Technologies Holding PLC	17,141,226
101,017	Signify N.V.(e)	2,433,728
		30,591,877
	ENTERTAINMENT CONTENT - 2.1%
1,467,168	Warner Bros Discovery, Inc.(a),(b)	19,322,602

	FOOD - 2.2%
549,590	Dole PLC	7,826,162
215,178	Fresh Del Monte Produce, Inc.	8,088,542
14,079	John B Sanfilippo & Son, Inc.	891,341
172,605	Nomad Foods Ltd.	2,906,668
		19,712,713
	HEALTH CARE FACILITIES & SERVICES - 4.6%
607,067	Acadia Healthcare Company, Inc.(a),(b)	13,215,848
56,328	IQVIA Holdings, Inc.(a),(b)	10,469,121
126,426	Pediatrix Medical Group, Inc.(b)	1,548,719
1,101,089	Teladoc Health, Inc.(a),(b)	7,938,852
58,757	Universal Health Services, Inc., Class B	9,780,103
		42,952,643
	HOME & OFFICE PRODUCTS - 0.9%
845,853	Leggett & Platt, Inc.(a)	8,077,896
513,153	Purple Innovation, Inc.(b)	416,372
		8,494,268
	HOME CONSTRUCTION - 0.2%
15,849	Mohawk Industries, Inc.(b)	1,814,869

	HOUSEHOLD PRODUCTS - 1.6%
260,706	Edgewell Personal Care Company	6,577,612
348,913	Helen of Troy Ltd.(b)	7,669,108
		14,246,720

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
79,143	State Street Corporation(a)	$ 8,844,230

	INTERNET MEDIA & SERVICES - 5.5%
2,639,311	Getty Images Holdings, Inc.(a),(b)	4,671,580
1,775,222	Lyft, Inc., Class A(a),(b)	24,959,622
248,594	Maplebear, Inc.(a),(b)	11,925,054
350,337	Shutterstock, Inc.(a)	6,712,457
138,351	Upwork, Inc.(b)	1,654,678
		49,923,391
	LEISURE FACILITIES & SERVICES - 5.2%
64,659	DraftKings, Inc.(b)	2,912,241
383,098	Jack in the Box, Inc.(a)	7,547,031
1,118,254	Penn Entertainment, Inc.(a),(b)	20,195,667
552,791	Six Flags Entertainment Corporation(a),(b)	16,561,618
5,653	Vail Resorts, Inc.	849,420
		48,065,977
	LEISURE PRODUCTS - 0.4%
22,293	Johnson Outdoors, Inc., Class A	740,128
150,846	Spin Master Corporation(e)	2,482,166
		3,222,294
	MACHINERY - 3.8%
51,659	Albany International Corporation, Class A	2,799,401
504,278	Enovis Corporation(a),(b)	13,514,651
505,991	GrafTech International Ltd.(b)	703,327
60,002	Hurco Companies, Inc.(b)	1,153,238
24,174	Regal Rexnord Corporation	3,695,721
156,829	Tennant Company(a)	12,944,666
		34,811,004
	MEDICAL EQUIPMENT & DEVICES - 8.2%
32,364	Align Technology, Inc.(b)	4,175,280
56,776	CONMED Corporation	2,904,092
1,788,326	Dentsply Sirona, Inc.(a)	25,590,944
12,316	Haemonetics Corporation(a),(b)	911,877
434,170	Integra LifeSciences Holdings Corporation(b)	5,704,994

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.2% (Continued)
535,796	Neogen Corporation(b)	$ 2,491,451
508,167	Quanterix Corporation(b)	3,018,512
283,623	Tactile Systems Technology, Inc.(a),(b)	2,830,558
135,837	Teleflex, Inc.(a)	16,232,522
119,008	Zimmer Biomet Holdings, Inc.(a)	10,907,083
		74,767,313
	METALS & MINING - 6.6%
247,136	A-Mark Precious Metals, Inc.	5,259,054
562,124	B2Gold Corporation	1,894,358
124,003	Barrick Mining Corporation	2,618,943
118,176	Century Aluminum Company(b)	2,502,968
893,036	Eldorado Gold Corporation(b)	18,307,237
1,963,488	Equinox Gold Corporation(b)	11,977,276
2,282,720	New Gold, Inc.(b)	9,564,597
86,095	Newmont Corporation	5,346,499
111,822	Torex Gold Resources, Inc.(b)	3,149,836
		60,620,768
	OIL & GAS PRODUCERS - 2.6%
93,788	Chord Energy Corporation(a)	10,347,630
73,273	ConocoPhillips	6,985,848
21,531	Marathon Petroleum Corporation	3,664,361
76,685	Ovintiv, Inc.	3,157,888
		24,155,727
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
140,357	Allied Properties Real Estate Investment Trust	1,752,437
30,173	Equity LifeStyle Properties, Inc.	1,807,966
199,928	Rayonier, Inc.	4,660,321
		8,220,724
	REAL ESTATE SERVICES - 0.1%
169,759	REX Holdings, Inc., Class A(b)	1,305,447

	RETAIL - CONSUMER STAPLES - 0.5%
316,842	Carrefour S.A.(c)	4,547,504

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3% (Continued)
	RETAIL - DISCRETIONARY - 4.8%
45,620	BlueLinx Holdings, Inc.(b)	$ 3,342,577
586,241	Caleres, Inc.	8,049,089
21,838	HUGO BOSS A.G.(c)	1,023,329
79,542	J Jill, Inc.	1,247,219
210,608	Kohl's Corporation	2,282,991
840,348	Macy's, Inc.(a)	10,613,595
493,306	Monro, Inc.(a)	6,953,148
747,342	Sally Beauty Holdings, Inc.(a),(b)	7,279,111
389,731	Sleep Number Corporation(b)	2,856,728
		43,647,787
	SEMICONDUCTORS - 1.7%
22,101	AIXTRON S.E.	375,121
75,108	Penguin Solutions, Inc.(b)	1,770,296
816,657	Vishay Intertechnology, Inc.(a)	13,385,008
		15,530,425
	SOFTWARE - 15.1%
2,534,803	8x8, Inc.(a),(b)	4,917,518
188,540	Akamai Technologies, Inc.(a),(b)	14,387,487
285,938	BILL Holdings, Inc.(a),(b)	12,252,443
4,136,904	Clarivate PLC(b)	15,927,080
180,784	Concentrix Corporation(a)	9,395,344
99,668	Ibotta, Inc.(b)	3,622,932
419,813	Ingram Micro Holding Corporation	8,278,712
347,674	Jamf Holding Corporation(b)	2,760,532
309,769	Lightspeed Commerce, Inc.(b)	3,853,526
105,232	N-Able, Inc.(b)	850,275
293,128	Rapid7, Inc.(a),(b)	6,190,863
658,418	RingCentral, Inc., Class A(a),(b)	16,783,075
443,022	Riskified Ltd.(b)	2,259,412
36,672	Salesforce, Inc.(a)	9,473,478
199,399	Sprout Social, Inc., Class A(b)	3,419,693
811,634	Verint Systems, Inc.(a),(b)	17,271,572
12,520	Wix.com Ltd.(b)	1,703,096

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 111.3% (Continued)
	SOFTWARE - 15.1% (Continued)
167,181	Ziff Davis, Inc.(a),(b)	$ 5,202,673
		138,549,711
	SPECIALTY FINANCE - 0.3%
23,737	Flywire Corporation(b)	258,496
159,950	PRA Group, Inc.(a),(b)	2,431,240
		2,689,736
	STEEL - 0.2%
88,046	Metallus, Inc.(b)	1,391,127

	TECHNOLOGY HARDWARE - 3.5%
98,121	Crane NXT Company(a)	5,822,500
10,295	Samsung Electronics Company Ltd.(c)	12,940,815
1,181,300	Stratasys Ltd.(b)	12,793,480
74,375	Xperi, Inc.(b)	447,738
		32,004,533
	TECHNOLOGY SERVICES - 6.5%
117,684	EVERTEC, Inc.	4,254,277
64,376	Fidelity National Information Services, Inc.(a)	5,112,098
272,469	Global Payments, Inc.(a)	21,783,896
1,202,875	Integral Ad Science Holding Corporation(a),(b)	9,863,575
128,927	LiveRamp Holdings, Inc.(b)	4,231,384
159,401	PayPal Holdings, Inc.(a),(b)	10,960,412
149,070	Priority Technology Holdings, Inc.(b)	1,021,129
282,127	Softwareone Holding A.G.(c)	2,313,257
		59,540,028
	TELECOMMUNICATIONS - 1.8%
87,232	ATN International, Inc.	1,496,029
350,847	Verizon Communications, Inc.(a)	15,002,218
		16,498,247
	TRANSPORTATION & LOGISTICS - 0.9%
87,388	Bristow Group, Inc.(b)	3,021,003
635,062	Deutsche Lufthansa A.G.(c)	5,470,322
		8,491,325

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares					Fair Value

	TOTAL COMMON STOCKS (Cost $1,004,788,859)				$ 1,019,811,884

		Expiration Date	Exercise Price
	WARRANT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$ 0.95		177,555
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
46,234,096	First American Government Obligations Fund, Class X, 4.19% (Cost $46,234,096)(f)				46,234,096

Contracts(g)
	EQUITY OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(d)
3,948	Lyft, Inc.	08/29/2025	$ 17	$ 5,550,888	$ 142,128
	TOTAL CALL OPTIONS PURCHASED (Cost - $230,600)

	PUT OPTIONS PURCHASED - 0.1%
1,582	SPDR S&P 500 ETF Trust	08/22/2025	$ 606	$ 99,995,056	$ 313,236
593	SPDR S&P 500 ETF Trust	10/31/2025	575	37,482,344	332,080
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,393,209)				645,316

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,623,809)				787,444

	TOTAL INVESTMENTS - 116.5% (Cost $1,052,649,968)				$ 1,067,010,979
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5)%				(152,074,787)
	NET ASSETS - 100.0%				$ 914,936,192

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.7)%
	AEROSPACE & DEFENSE - (7.4)%
(38,157)	AeroVironment, Inc.	$ (10,212,339)
(1,415,267)	Archer Aviation, Inc., Class A	(14,195,128)
(20,253)	Boeing Company (The)	(4,492,926)
(1,072,322)	Joby Aviation, Inc.	(17,864,884)
(141,300)	Kratos Defense & Security Solutions, Inc.	(8,294,310)
(168,661)	Loar Holdings, Inc.	(12,465,735)
		(67,525,322)
	ASSET MANAGEMENT - (6.6)%
(40,476)	Ares Management Corporation, Class A	(7,509,512)
(109,120)	Blackstone, Inc.	(18,873,394)
(555,673)	Blue Owl Capital, Inc.	(10,752,273)
(69,279)	Robinhood Markets, Inc., Class A	(7,139,201)
(180,234)	StepStone Group, Inc., Class A	(10,698,690)
(85,839)	TPG, Inc.	(4,898,832)
		(59,871,902)
	AUTOMOTIVE - (3.5)%
(2,120,417)	Aurora Innovation, Inc.	(12,319,623)
(1,775)	Ferrari N.V.	(787,017)
(316,209)	QuantumScape Corporation	(2,719,397)
(51,841)	Tesla, Inc.	(15,981,026)
		(31,807,063)
	BANKING - (1.9)%
(37,879)	Coastal Financial Corporation	(3,643,960)
(66,195)	Community Financial System, Inc.	(3,488,476)
(57,218)	International Bancshares Corporation	(3,901,123)
(42,270)	NBT Bancorp, Inc.	(1,749,133)
(54,977)	ServisFirst Bancshares, Inc.	(4,323,941)
		(17,106,633)
	BEVERAGES - (0.5)%
(73,446)	Monster Beverage Corporation	(4,314,953)

	BIOTECH & PHARMA - (0.7)%
(56,256)	TransMedics Group, Inc.	(6,692,776)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.7)% (Continued)
	COMMERCIAL SUPPORT SERVICES - (3.3)%
(94,862)	Casella Waste Systems, Inc.	$ (10,314,345)
(29,106)	CorVel Corporation	(2,578,792)
(61,028)	Innodata, Inc.	(3,350,437)
(54,428)	PureCycle Technologies, Inc.	(729,879)
(224,414)	Rollins, Inc.	(12,852,190)
		(29,825,643)
	CONSUMER SERVICES - (0.3)%
(26,981)	Bright Horizons Family Solutions, Inc.	(3,051,551)

	ELECTRIC UTILITIES - (1.2)%
(145,001)	Oklo, Inc.	(11,105,626)

	ELECTRICAL EQUIPMENT - (2.1)%
(3,085)	GE Vernova, LLC	(2,036,995)
(54,028)	Novanta, Inc.	(6,646,525)
(217,865)	NuScale Power Corporation	(10,939,002)
		(19,622,522)
	ENGINEERING & CONSTRUCTION - (6.1)%
(9,075)	Comfort Systems USA, Inc.	(6,382,448)
(164,889)	Construction Partners, Inc., Class A	(16,629,055)
(80,197)	Exponent, Inc.	(5,530,385)
(33,677)	IES Holdings, Inc.	(11,890,338)
(66,626)	Installed Building Products, Inc.	(13,477,774)
(7,289)	Sterling Infrastructure, Inc.	(1,950,464)
		(55,860,464)
	ENTERTAINMENT CONTENT - (0.9)%
(21,992)	AppLovin Corporation, Class A	(8,592,274)

	FOOD - (0.3)%
(17,856)	BellRing Brands, Inc.	(974,580)
(48,176)	Tootsie Roll Industries, Inc.	(1,827,316)
		(2,801,896)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.7)% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.0% (a)
(1,026)	Medpace Holdings, Inc.	$ (438,307)

	HOME & OFFICE PRODUCTS - (0.4)%
(51,598)	Somnigroup International, Inc.	(3,734,663)

	HOME CONSTRUCTION - (1.6)%
(52,043)	Armstrong World Industries, Inc.	(9,792,931)
(47,975)	Patrick Industries, Inc.	(4,665,089)
		(14,458,020)
	INSURANCE - (1.0)%
(56,948)	Baldwin Insurance Group, Inc. (The)	(2,097,964)
(77,149)	Goosehead Insurance, Inc., Class A	(7,013,616)
		(9,111,580)
	INTERNET MEDIA & SERVICES - (1.3)%
(11,424)	GoDaddy, Inc., Class A	(1,845,890)
(56,387)	Groupon, Inc.	(1,738,975)
(5,648)	Spotify Technology S.A.	(3,538,698)
(16,494)	VeriSign, Inc.	(4,434,742)
		(11,558,305)
	LEISURE FACILITIES & SERVICES - (4.7)%
(5,635)	Brinker International, Inc.	(888,076)
(20,322)	Planet Fitness, Inc., Class A	(2,218,959)
(162,409)	Red Rock Resorts, Inc., Class A	(9,963,792)
(121,552)	Shake Shack, Inc., Class A	(14,627,568)
(41,148)	Wingstop, Inc.	(15,526,786)
		(43,225,181)
	LEISURE PRODUCTS - (2.1)%
(33,684)	Acushnet Holdings Corporation	(2,681,920)
(440,419)	Amer Sports, Inc.	(16,533,330)
		(19,215,250)
	MACHINERY - (1.7)%
(44,428)	Kadant, Inc.	(14,784,305)
(16,966)	Symbotic, Inc.	(915,316)
		(15,699,621)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.7)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (3.4)%
(1,632)	IDEXX Laboratories, Inc.	$ (871,994)
(31,916)	Intuitive Surgical, Inc.	(15,354,468)
(35,311)	iRhythm Technologies, Inc.	(4,949,896)
(36,925)	Penumbra, Inc.	(9,315,070)
(23,209)	Sectra A.B.	(860,765)
		(31,352,193)
	OIL & GAS PRODUCERS - (0.4)%
(172,452)	Delek US Holdings, Inc.	(3,857,751)

	REAL ESTATE INVESTMENT TRUSTS - (1.8)%
(83,064)	Gaming and Leisure Properties, Inc.	(3,786,057)
(91,909)	Iron Mountain, Inc.	(8,948,261)
(4,585)	Texas Pacific Land Corporation	(4,438,876)
		(17,173,194)
	RETAIL - CONSUMER STAPLES - (0.6)%
(4,573)	Costco Wholesale Corporation	(4,296,974)
(15,372)	Hims & Hers Health, Inc.	(1,017,319)
		(5,314,293)
	RETAIL - DISCRETIONARY - (5.7)%
(5,312)	Boot Barn Holdings, Inc.	(913,133)
(76,196)	Brunello Cucinelli SpA	(8,571,397)
(45,819)	Carvana Company	(17,877,199)
(27,759)	JB Hi-Fi Ltd.	(1,992,597)
(270,602)	National Vision Holdings, Inc.	(6,564,805)
(25,484)	Pandora A/S	(4,229,598)
(63,278)	Williams-Sonoma, Inc.	(11,836,150)
		(51,984,879)
	SEMICONDUCTORS - (6.6)%
(167,428)	Allegro MicroSystems, Inc.	(5,258,913)
(41,775)	Analog Devices, Inc.	(9,383,918)
(95,614)	ARM Holdings PLC - ADR	(13,517,429)
(15,546)	Astera Labs, Inc.	(2,125,605)
(3,447)	Broadcom, Inc.	(1,012,384)
(76,648)	NVIDIA Corporation	(13,633,380)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.7)% (Continued)
	SEMICONDUCTORS - (6.6)% (Continued)
(85,228)	Texas Instruments, Inc.	$ (15,431,381)
		(60,363,010)
	SOFTWARE - (12.9)%
(9,205)	Appfolio, Inc., Class A	(2,461,233)
(134,290)	Bentley Systems, Inc., Class B	(7,786,134)
(39,186)	Circle Internet Group, Inc.	(7,191,415)
(34,271)	Crowdstrike Holdings, Inc., Class A	(15,578,568)
(163,910)	IonQ, Inc.	(6,535,092)
(107,818)	Lumine Group, Inc.	(4,182,461)
(8,372)	Monday.com Ltd.	(2,195,892)
(115,790)	Palantir Technologies, Inc., Class A	(18,335,346)
(78,680)	Palo Alto Networks, Inc.	(13,658,848)
(89,376)	Pro Medicus Ltd.	(18,488,041)
(254,942)	Samsara, Inc., Class A	(9,695,444)
(53,210)	Shopify, Inc., Class A	(6,502,794)
(30,650)	Technology One Ltd.	(809,140)
(37,343)	WiseTech Global Ltd.	(2,864,859)
(8,572)	Zscaler, Inc.	(2,447,820)
		(118,733,087)
	SPECIALTY FINANCE - (2.5)%
(26,915)	American Express Company	(8,055,929)
(16,239)	Credit Acceptance Corporation	(7,961,657)
(26,207)	Dave, Inc.	(6,179,611)
(39,830)	SoFi Technologies, Inc.	(899,361)
		(23,096,558)
	TECHNOLOGY HARDWARE - (2.3)%
(13,222)	Apple, Inc.	(2,744,491)
(11,506)	Celestica, Inc.	(2,299,589)
(36,634)	Credo Technology Group Holding Ltd.	(4,086,523)
(14,738)	Fabrinet	(4,771,133)
(72,237)	PAR Technology Corporation	(4,390,565)
(5,972)	Ubiquiti, Inc.	(2,600,627)
		(20,892,928)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.7)% (Continued)
	TECHNOLOGY SERVICES - (2.2)%
(21,718)	Coinbase Global, Inc., Class A	$ (8,204,192)
(1,228)	Euronet Worldwide, Inc.	(119,337)
(7,625)	Fair Isaac Corporation	(10,954,990)
		(19,278,519)
	TELECOMMUNICATIONS - (1.8)%
(116,194)	AST SpaceMobile, Inc.	(6,178,035)
(227,466)	Cogent Communications Holdings, Inc.	(10,370,175)
		(16,548,210)
	TRANSPORTATION & LOGISTICS - (0.9)%
(54,141)	Old Dominion Freight Line, Inc.	(8,080,544)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $774,162,172)	$ (812,294,718)

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europeae
SpA	- Società per Azioni
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is segregated as collateral for short sales.
(b)	Non-income producing security.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Percentage rounds to less than 0.1%.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the total market value of 144A securities is 4,915,894 or 0.5% of net assets.
(f)	Rate disclosed is the seven-day effective yield as of July 31, 2025.
(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(h)	Percentage rounds to greater than (0.1%).